Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities
Net income	$ 489.9	[1]	$ 485.6	[1]	$ 627.0	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	286.0		273.2		268.3
Deferred income taxes	35.2		(31.8)		5.0
Loss on extinguishment of debt					6.2
Undistributed earnings from affiliated companies, net of dividends	(2.7)		(3.3)		(0.4)
Net change in:
Receivables and other assets, gross	(245.5)		(48.4)		(114.3)
Inventories, gross	(63.6)		6.9		(65.5)
Accounts payable and accrued expenses	299.7		(28.0)		35.4
Income taxes	28.2		(10.6)		(30.8)
Other, net	10.7		44.9		27.3
Net cash provided by operating activities	837.9		688.5		758.2
Investing activities
Expenditures for property, plant and equipment	(385.6)		(365.4)		(367.3)
Proceeds from sale of property, plant and equipment	6.3		5.0		10.3
Acquisition of businesses, net of cash acquired	(2.0)		(1.8)		(23.2)
Net proceeds from divestitures			5.2		5.4
Other	3.9		(1.2)		2.1
Net cash used in investing activities	(377.4)		(358.2)		(372.7)
Financing activities
Net increase (decrease) in short-term debt	272.8		(119.8)		103.1
Issuance of long-term debt			98.5		47.1
Repayments and other changes in long-term debt	(277.3)		(9.4)		(219.7)
Cash paid for extinguishment of debt					(6.3)
Dividends paid to non-controlling interest	(3.3)		(0.8)		(0.4)
Dividends paid	(191.0)		(177.6)		(154.3)
Shares repurchased	(147.9)
Common stock and purchase contract issue			106.3
Common stock options exercised	27.0		12.9		12.9
Capital contribution from non-controlling interest	0.4
Other, net	1.0		(1.4)		(5.3)
Net cash used in financing activities	(318.3)		(91.3)		(222.9)
Effect of exchange rate changes on cash and cash equivalents	(1.6)		(0.5)		(11.1)
Increase in cash and cash equivalents	140.6		238.5		151.5
Cash and cash equivalents at beginning of year	977.7		739.2		587.7
Cash and cash equivalents at end of year	$ 1,118.3		$ 977.7		$ 739.2

[1]	See Note 13 for further details - includes tax effects where applicable.